Organization and Principal Activities (Details)	Aug. 01, 2023 $ / shares	May 03, 2023 $ / shares
Organization and Principal Activities [Line Items]
Percentage of business acquisition share issued		90.00%
YY Circle Sdn Bhd [Member]
Organization and Principal Activities [Line Items]
Exchange of a nominal consideration		$ 1.00
Hong Ye Maintenance (MY) Sdn Bhd [Member]
Organization and Principal Activities [Line Items]
Exchange of a nominal consideration		$ 1.00
YY Circle (SG) Pte Ltd [Member]
Organization and Principal Activities [Line Items]
Exchange of a nominal consideration	$ 1.00
Hong Ye Group Pte Ltd [Member]
Organization and Principal Activities [Line Items]
Exchange of a nominal consideration	$ 1.00